General and administrative expenses	6 Months Ended
Jun. 30, 2025
General And Administrative Expenses [Line Items]
General and administrative expenses
Note 7

General and administrative expenses

General and administrative expenses
For the quarter ended Year-to-date
USD m 30.6.25 31.3.25 30.6.24 30.6.25 30.6.24
Outsourcing costs 381 378 463 760 886
Technology costs 592 573 567 1,166 1,154
Consulting, legal and audit fees 317 287 394 604 797
Real estate and logistics costs 284 239 302 523 590
Market data services 178 168 188 346 387
Marketing and communication 145 123 137 268 251
Travel and entertainment 89 74 87 163 159
Litigation, regulatory and similar matters
1
(412) 114 (153) (298) (158)
Other 306 475
2
334 781
2
665
Total general and administrative expenses 1,881 2,431 2,318 4,312 4,731
1 Reflects the net increase /

(decrease) in provisions for litigation,

regulatory and similar matters recognized

in the income statement. The

quarters and six-month periods ended 30

June 2025 and 30 June

2024 also
reflect decreases in acquired contingent liabilities measured under IFRS 3. Refer to Note 14b for more information.

2 Includes a USD
180 m expense related to the payment to Swisscard for the sale of the Credit Suisse card portfolios to UBS.

Refer to “Note 29 Changes

in organization and acquisitions and

disposals of subsidiaries and businesses”

in the “Consolidated financial statements”

section of the UBS Group

Annual Report
2024 for more information.